Document and Entity Information	Feb. 26, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 26, 2023
Entity Registrant Name	AURORA TECHNOLOGY ACQUISITION CORP
Entity Incorporation, State or Country Code	E9
Entity File Number	001-41250
Entity Tax Identification Number	98-1624542
Entity Address, Address Line One	4 Embarcadero Center
Entity Address, Address Line Two	Suite 1449
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	650
Local Phone Number	550-0458
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001883788
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, par value $0.0001 per share
Trading Symbol	ATAKU
Security Exchange Name	NASDAQ
Redeemable Class A ordinary shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	ATAK
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each two warrants exercisable for one Class A ordinary share at $11.50 per share
Trading Symbol	ATAKW
Security Exchange Name	NASDAQ
Common Class a Subject To Redemption [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights, each 10 rights entitling the holder thereof to one Class A ordinary share
Trading Symbol	ATAKR
Security Exchange Name	NASDAQ